SHARE-BASED COMPENSATION - Restricted Share Units and Employee ownership plan (Details) ¥ / shares in Units, ¥ in Thousands		6 Months Ended	12 Months Ended
	Dec. 28, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares
Weighted Average Grant Date Fair Value
Total compensation cost recognized			¥ 10,047		¥ 20,149		¥ 226,170
Restricted share units
SHARE-BASED COMPENSATION
Contractual term of options granted			10 years
Number of Restricted Share Units
Beginning balance | shares			3,971,386
Granted | shares			426,324
Forfeited | shares			(1,073,423)
Vested | shares			(2,489,958)		(1,638,032)		(867,116)
Ending balance | shares			834,329		3,971,386
Weighted Average Grant Date Fair Value
Beginning balance | $ / shares				$ 1.08
Granted (in dollars per share) | $ / shares				0.32		$ 0.52		$ 1.3
Forfeited | $ / shares				1.19
Vested | $ / shares				0.99
Ending balance | $ / shares				$ 0.83		$ 1.08
Aggregate intrinsic value of share units exercised			¥ 2,291		¥ 7,308		¥ 17,681
Total fair value of restricted share units vested			17,711		21,568		18,261
Total compensation cost recognized			9,816		¥ 19,496		¥ 15,611
Unrecognized compensation expense			¥ 3,546	$ 3,546
Weighted average period of unvested share options			1 month 6 days
Restricted share units | Minimum
SHARE-BASED COMPENSATION
Vesting period			1 year
Restricted share units | Maximum
SHARE-BASED COMPENSATION
Vesting period			4 years
Restricted share units | First year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			25.00%		100.00%
Employee ownership plan of 1 Pharmacy Technology
Weighted Average Grant Date Fair Value
Granted (in dollars per share) | ¥ / shares			¥ 0		¥ 0		¥ 13.5
Total fair value of restricted share units vested			¥ 32,500
Total compensation cost recognized	¥ 152,991	¥ 0	¥ 0		¥ 0		¥ 204,353